ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
ADMINISTRATIVE EXPENSES [Abstract]
ADMINISTRATIVE EXPENSES
28	ADMINISTRATIVE EXPENSES

This item consists of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Systems expenses (i)	691,402	515,542	419,725
Publicity (ii)	486,885	349,745	380,923
Consulting and professional fees (iii)	312,752	219,671	253,029
Taxes and contributions	289,484	266,704	291,621
Repair and maintenance (iv)	176,093	133,257	86,844
Transport and communications (v)	222,706	167,517	190,046
Comissions by agents	104,700	87,899	86,370
Lease	86,417	70,404	71,581
Sundry supplies	57,093	67,537	74,550
Security and protection	63,500	64,439	66,424
Electricity and water	48,886	51,649	54,952
Subscriptions and quotes	54,674	49,212	44,523
Insurance	64,519	46,047	30,873
Electronic processing	39,528	36,920	28,217
Cleaning	20,105	22,900	21,445
Outsourcing (vi)	86,283	48,869	60,218
Services by third-party and others	151,066	187,796	199,776
Total	2,956,093	2,386,108	2,361,117

(i)
The increase corresponds to higher expenses incurred in the execution of strategic projects, mainly in the areas of cybersecurity, information security and cyber security. As well as expenses in server rentals and IT support services.

(ii)	The increase corresponds mainly to the higher consumption of Latam miles in S/70.0 MM. Likewise, higher advertising expenses were incurred in S/39.4 MM Google, Yape and social networks.

(iii)	The increase corresponds mainly to consulting expenses of “Transformación Acelera BCP”.

(iv)	The increase corresponds to higher expenses incurred in this period in remodeling and maintenance of buildings, facilities and furniture; and in maintenance administration.

(v)	The increase corresponds mainly to higher expenses incurred in inter-agency cash transfer and custody services. As well as courier services for the distribution of account statements and cards.

(vi)	The balance corresponds mainly to outsourcing services such as call center services, filing and digitalization services, collection services, among other minor services.